UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07897

MUNDER SERIES TRUST II

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG	JANE KANTER
480 PIERCE STREET	DECHERT LLP
BIRMINGHAM, MICHIGAN 48009	1775 I STREET, N.W.
WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.
Munder Healthcare Fund

Munder Healthcare Fund

Portfolio of Investments, September 30, 2006 (Unaudited) (a),(b)

Shares		Value(c)

COMMON STOCKS — 99.8%
Health Care — 99.8%
Biotechnology — 16.3%
111,525	Amgen Inc. †	$7,977,383
6,875	Amylin Pharmaceuticals, Inc. †,(f)	302,981
31,600	Biogen Idec Inc. †	1,411,888
32,900	Celgene Corporation †,(f)	1,424,570
90,450	Genentech, Inc. †	7,480,215
14,775	Genzyme Corporation †	996,869
77,075	Gilead Sciences, Inc. †	5,295,053
10,450	Vertex Pharmaceuticals Incorporated †,(f)	351,643

		25,240,602

Health Care Services — 7.4%
83,275	Caremark Rx, Inc.	4,719,194
41,675	Express Scripts, Inc. †	3,146,046
29,600	Medco Health Solutions, Inc. †	1,779,256
30,550	Quest Diagnostics Incorporated	1,868,438

		11,512,934

Health Care Distributors — 5.4%
55,800	AmerisourceBergen Corporation	2,522,160
39,600	Cardinal Health, Inc.	2,603,304
60,625	McKesson Corporation	3,196,150

		8,321,614

Health Care Equipment — 11.3%
114,525	Baxter International, Inc.	5,206,306
11,425	Becton, Dickinson and Company	807,405
16,575	Biomet, Inc.	533,549
73,097	Boston Scientific Corporation †	1,081,105
81,175	Medtronic, Inc.	3,769,767
20,175	ResMed, Inc. †,(f)	812,044
17,575	Respironics, Inc. †	678,571
30,250	St. Jude Medical, Inc. †	1,067,522
53,775	Stryker Corporation	2,666,702
11,700	Zimmer Holdings, Inc. †	789,750

		17,412,721

Health Care Facilities — 1.8%
9,850	Community Health Systems, Inc. †	367,898
25,175	HCA Inc.	1,255,981
17,875	Health Management Associates, Inc., Class A	373,587
23,525	VCA Antech, Inc. †	848,311

		2,845,777

Health Care Supplies — 1.6%
21,875	Alcon, Inc.	2,504,687

Life Sciences Tools & Services — 2.5%
12,175	Fisher Scientific International, Inc. †	952,572
5,125	Millipore Corporation †	314,162
66,425	QIAGEN N.V. †,(f)	1,052,172
16,500	Techne Corporation †,(f)	839,190
15,975	Thermo Electron Corporation †	628,297

		3,786,393

Managed Health Care — 11.6%
40,550	Aetna, Inc.	1,603,753
12,150	CIGNA Corporation	1,413,288
16,125	Coventry Health Care, Inc. †	830,760
12,175	Health Net, Inc. †	529,856
16,800	Humana, Inc. †	1,110,312
6,425	Sierra Health Services, Inc. †	243,122
138,912	UnitedHealth Group, Inc.	6,834,470
69,815	WellPoint, Inc. †	5,379,246

		17,944,807

Pharmaceuticals — 41.9%
169,225	Abbott Laboratories	8,217,566
14,625	Allergan, Inc.	1,646,921
73,150	AstraZeneca PLC, ADR	4,571,875
99,000	Bristol-Myers Squibb Company	2,467,080
115,200	Eli Lilly and Company	6,566,400
155,100	Johnson & Johnson	10,072,194
154,625	Merck & Co. Inc.	6,478,788
74,125	Novartis AG, ADR	4,331,865
228,650	Pfizer, Inc.	6,484,514
191,000	Schering-Plough Corporation	4,219,190
9,300	Sepracor, Inc. †,(f)	450,492
183,275	Wyeth	9,317,701

		64,824,586

TOTAL COMMON STOCKS
(Cost $134,548,511)		154,394,121

WARRANTS — 0.0%
Biotechnology — 0.0%
50,000	Aphton Corporation, expires 09/18/2008 (exercise price: $8.12) †,(g)	0
52,500	Axonyx, Inc., expires 01/08/2009 (exercise price: $7.25) †,(g)	0

TOTAL WARRANTS
(Cost $330,613)		0

Principal
Amount

REPURCHASE AGREEMENT(d) — 0.6%
(Cost $1,004,000)
$1,004,000	Agreement with State Street Bank and Trust Company, 4.850% dated 09/29/2006, to be repurchased at $1,004,406 on 10/02/2006, collateralized by $1,026,375 FFCB, 4.875% maturing 12/16/2015 (value $1,026,375)	1,004,000

Shares

COLLATERAL FOR SECURITIES ON LOAN(e) — 3.5%
(Cost $5,356,599)
5,356,599	State Street Navigator Securities Trust – Prime Portfolio (h)	5,356,599

TOTAL INVESTMENTS
(Cost $141,239,723)(i)	103.9%	$160,754,720

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2006.

(b)	The Fund primarily invests in equity securities of U.S. and, to a lesser extent, foreign companies providing healthcare, medical services and medical products worldwide. By concentrating its investments, the Fund is subject to higher market risk and price volatility than funds with more broadly diversified investments. The value of stocks of health care and health care-related companies is particularly vulnerable to rapid changes in technology product cycles, government regulations and cost containment measures. In addition, adverse economic, business or political developments affecting the health care sector could have a major effect on the value of the Fund’s investments.

As of September 30, 2006, more than 25% of the Fund’s assets were invested in issuers in the pharmaceuticals industry. When a fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on a Fund than they would in a Fund that does not concentrate its investments.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(e)	The Fund may loan portfolio securities in an amount up to 25% of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(f)	Security, or a portion thereof, is on loan.

(g)	Fair valued security as of September 30, 2006, (see note (c) above).

(h)	At September 30, 2006, the market value of the securities on loan is $5,231,793.

(i)	At September 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $22,201,981, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,686,984 and net appreciation for financial reporting purposes was $19,514,997. At September 30, 2006, aggregate cost for financial reporting purposes was $141,239,723.

ABBREVIATIONS:

ADR — American Depositary Receipt
FFCB — Federal Farm Credit Bank

At September 30, 2006 the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	91.8%	$141,933,522
Switzerland	4.4	6,836,552
United Kingdom	2.9	4,571,875
Netherlands	0.7	1,052,172

TOTAL COMMON STOCKS	99.8	154,394,121
WARRANTS	0.0	—
REPURCHASE AGREEMENT	0.6	1,004,000
COLLATERAL FOR SECURITIES ON LOAN	3.5	5,356,599

TOTAL INVESTMENTS	103.9%	$160,754,720

Item 2. Controls and Procedures.
(a)     Within 90 days of the filing date of this Form N-Q, John S. Adams, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Adams and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b)     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
MUNDER SERIES TRUST II

By:	/s/ John S. Adams
John S. Adams
President

Date:	November 27, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Adams John S. Adams
President and Principal Executive Officer

Date:	November 27, 2006

By:	/s/ Peter K. Hoglund_ Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	November 27, 2006

EXHIBIT INDEX

EXHIBIT NO.	EXHIBIT DESCRIPTION
99.1	The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto